Cover	Nov. 02, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2022
Entity File Number	001-40524
Entity Registrant Name	SHF Holdings, Inc.
Entity Central Index Key	0001854963
Entity Tax Identification Number	90-2409612
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5269 W. 62nd Avenue
Entity Address, City or Town	Arvada
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80003
City Area Code	(303)
Local Phone Number	431-3435
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	SHFS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false